Non-controlling Interests - Additional Information (Detail) - CAD ($)				12 Months Ended
	Dec. 05, 2023	Dec. 04, 2023	Oct. 19, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
The subsidiaries with the exception of isoEnergy [member]
Disclosure of noncontrolling interests [line items]
Proportion of ownership interest in subsidiary						100.00%
IsoEnergy Ltd. [member]
Disclosure of noncontrolling interests [line items]
Proportion of ownership interest in subsidiary	34.00%	48.70%		32.80%	33.90%	50.10%
Proportion of minority interest in subsidiary	34.00%	48.70%
Non controlling interest derecognized during the period				$ 35,697,000
Retained investment in subsidiary at fair value				239,735,000
Portion of gains losses recognized when control of subisidiarty is lost attributable to recognizing investment retained				$ 204,038,000
Share Price Considered For Calculating Fair Value	$ 4.09
IsoEnergy Ltd. [member] | Subscription Receipts [Member]
Disclosure of noncontrolling interests [line items]
Class of warrants or rights issued during the period units			8,134,500
Class of warrants or rights issue price per unit			$ 4.5
Investment in warrants during the period shares			3,333,350
Per share price of investment in warrant			$ 4.5
Investment in warrants during the period value			$ 15,000,000
Warrants converted into shares during the period shares	3,333,350